Other Non-Current Assets (Tables)	9 Months Ended
Sep. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of other non-current assets
Other non-current assets are comprised of the following:

(in thousands of $)	September 30, 2023	December 31, 2022
Oil derivative instrument (note 21)	178,388	182,795
Pre-operational assets (1)	161,555	27,098
Gas derivative instrument (note 21)	86,481	196,184
MTM asset on IRS derivatives (note 21)	53,958	54,970
MTM asset on TTF linked commodity swap derivatives (note 21)	47,252	39,785
Operating lease right-of-use-assets (2)	7,829	5,653
Others (3)	61,740	5,554
Other non-current assets	597,203	512,039
(1) As of September 30, 2023, “Pre-operational assets” mainly comprise of MKII FLNG project capitalized engineering costs, long lead items and deposit for a donor vessel of $46.7 million, $96.8 million and $15.5 million, respectively (December 31, 2022: $16.7 million, $10.4 million and $nil, respectively) (note 23).
(2) “Operating lease right-of-use-assets” mainly comprise of our office leases in London and Oslo.
(3) Included within “Others” as of September 30, 2023 and December 31, 2022 are pre-commissioning contractual cash flows in relation to the Gimi LOA of $59.4 million and $nil, respectively.